UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported)            April 14, 2020

Commission File Number of securitizer: __________________________

Central Index Key Number of securitizer:                  0001784318

Thomas Burnside, (888) 969-0959

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by LendingPoint 2018-1 Funding Trust (“Funding Trust”) on February 12, 2020 (the “Original Filing”) and is being filed solely to supplement the Original Filing with the disclosure regarding the assets Funding Trust sold to LP LMS 2019-1 Asset Securitization Trust.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

LendingPoint 2018-1 Funding Trust (“Funding Trust”) has no repurchase demand activity to report for the quarterly period ended December 31, 2019 with respect to the assets it sold to LendingPoint 2019-2 Asset Securitization Trust or LP LMS 2019-1 Asset Securitization Trust, which Funding Trust has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 14, 2020

LendingPoint 2018-1 Funding Trust, as Securitizer By: LendingPoint LLC, as Administrator of LendingPoint 2018-1 Funding Trust

By:	/s/ Thomas Burnside
Name: Thomas Burnside
Title: Chief Executive Officer

2